UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders

Fidelity®

Tax Managed Stock

Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,068.10	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27
Class T	1.50%
Actual		$ 1,000.00	$ 1,067.10	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.40	$ 7.52
Class B	2.00%
Actual		$ 1,000.00	$ 1,064.40	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Class C	2.00%
Actual		$ 1,000.00	$ 1,063.40	$ 10.26
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Tax Managed Stock	.99%
Actual		$ 1,000.00	$ 1,069.30	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.94	$ 4.97
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,069.20	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Visa, Inc. Class A	3.2	0.0
U.S. Bancorp	2.7	2.0
Aetna, Inc.	2.6	2.1
Prudential Financial, Inc.	2.5	0.0
MasterCard, Inc. Class A	2.4	2.7
Home Depot, Inc.	2.3	0.0
CF Industries Holdings, Inc.	2.3	1.7
Lowe's Companies, Inc.	2.2	0.0
Chevron Corp.	2.2	0.0
Apple, Inc.	2.1	0.0
	24.5
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.1	18.3
Energy	17.0	10.6
Consumer Discretionary	15.1	13.2
Financials	11.2	12.8
Health Care	11.1	10.9
Asset Allocation (% of fund's net assets)
As of April 30, 2012 *	As of October 31, 2011 **
Stocks 100.4%	Stocks 94.0%
Short-Term Investments and Net Other Assets (Liabilities) † (0.4)%	Short-Term Investments and Net Other Assets (Liabilities) 6.0%

* Foreign investments	7.9%	** Foreign investments	7.9%

† Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 1.5%
Delphi Automotive PLC	11,600	$ 356,004
Lear Corp.	17,500	726,250
		1,082,254
Automobiles - 0.9%
General Motors Co. (a)	29,300	673,900
Hotels, Restaurants & Leisure - 2.3%
Las Vegas Sands Corp.	13,100	726,919
Penn National Gaming, Inc. (a)	8,700	391,326
Wyndham Worldwide Corp.	10,900	548,706
		1,666,951
Internet & Catalog Retail - 0.7%
Expedia, Inc.	11,300	481,719
Media - 2.0%
CBS Corp. Class B	43,900	1,464,065
Specialty Retail - 5.2%
GameStop Corp. Class A	21,900	498,444
Home Depot, Inc.	33,200	1,719,428
Lowe's Companies, Inc.	51,000	1,604,970
		3,822,842
Textiles, Apparel & Luxury Goods - 2.5%
Iconix Brand Group, Inc. (a)(d)	21,800	334,412
PVH Corp.	16,600	1,474,080
		1,808,492
TOTAL CONSUMER DISCRETIONARY		11,000,223
CONSUMER STAPLES - 9.0%
Beverages - 2.1%
Anheuser-Busch InBev SA NV (d)	21,600	1,556,948
Food & Staples Retailing - 1.0%
Safeway, Inc. (d)	35,600	723,748
Food Products - 2.1%
Kraft Foods, Inc. Class A	19,700	785,439
TreeHouse Foods, Inc. (a)	12,700	730,377
		1,515,816
Household Products - 0.5%
Kimberly-Clark Corp.	4,700	368,809
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.3%
Elizabeth Arden, Inc. (a)	20,400	$ 795,192
Prestige Brands Holdings, Inc. (a)	8,388	142,512
		937,704
Tobacco - 2.0%
Imperial Tobacco Group PLC	15,779	631,052
Lorillard, Inc.	6,200	838,798
		1,469,850
TOTAL CONSUMER STAPLES		6,572,875
ENERGY - 17.0%
Energy Equipment & Services - 3.7%
Diamond Offshore Drilling, Inc.	5,300	363,315
Helix Energy Solutions Group, Inc. (a)	44,200	902,122
National Oilwell Varco, Inc.	18,600	1,409,136
		2,674,573
Oil, Gas & Consumable Fuels - 13.3%
Chevron Corp.	15,000	1,598,400
CVR Energy, Inc. (a)	35,400	1,074,744
Delek US Holdings, Inc.	29,900	487,370
HollyFrontier Corp.	32,426	999,369
Marathon Oil Corp.	36,500	1,070,910
Marathon Petroleum Corp.	17,900	744,819
Tesoro Corp. (a)	61,900	1,439,175
Valero Energy Corp.	31,900	787,930
Western Refining, Inc. (d)	42,300	805,815
Williams Companies, Inc.	21,700	738,451
		9,746,983
TOTAL ENERGY		12,421,556
FINANCIALS - 11.2%
Commercial Banks - 2.7%
U.S. Bancorp	62,200	2,000,974
Consumer Finance - 2.1%
Capital One Financial Corp.	27,000	1,497,960
Diversified Financial Services - 0.8%
KKR Financial Holdings LLC	59,800	542,984
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 5.0%
Allied World Assurance Co. Holdings Ltd.	11,500	$ 827,540
Assured Guaranty Ltd.	47,100	667,878
Lincoln National Corp.	15,400	381,458
Prudential Financial, Inc.	29,600	1,791,984
		3,668,860
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)	7,600	454,708
TOTAL FINANCIALS		8,165,486
HEALTH CARE - 11.1%
Biotechnology - 2.3%
PDL BioPharma, Inc. (d)	121,100	761,719
Progenics Pharmaceuticals, Inc. (a)	80,800	887,992
		1,649,711
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	123,000	769,980
Health Care Providers & Services - 4.8%
Aetna, Inc.	42,600	1,876,104
Community Health Systems, Inc. (a)	31,100	756,974
Humana, Inc.	10,500	847,140
		3,480,218
Pharmaceuticals - 3.0%
Eli Lilly & Co.	18,000	745,020
Merck & Co., Inc.	37,800	1,483,272
		2,228,292
TOTAL HEALTH CARE		8,128,201
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.9%
Textron, Inc.	52,900	1,409,256
Air Freight & Logistics - 0.1%
Pacer International, Inc. (a)	8,200	49,282
Airlines - 1.1%
Alaska Air Group, Inc. (a)	24,405	824,889
Commercial Services & Supplies - 1.0%
Sykes Enterprises, Inc. (a)	46,200	732,270
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.1%
AECOM Technology Corp. (a)	17,600	$ 388,432
Shaw Group, Inc. (a)	12,400	375,348
		763,780
Machinery - 3.1%
Actuant Corp. Class A	13,700	373,599
Cummins, Inc.	3,200	370,656
Kennametal, Inc.	19,000	802,370
Timken Co.	13,100	740,281
		2,286,906
Professional Services - 0.6%
Towers Watson & Co.	6,500	425,100
TOTAL INDUSTRIALS		6,491,483
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 3.1%
Brocade Communications Systems, Inc. (a)	133,000	736,820
Cisco Systems, Inc.	77,900	1,569,685
		2,306,505
Computers & Peripherals - 4.2%
Apple, Inc. (a)	2,700	1,577,448
Hewlett-Packard Co.	61,100	1,512,836
		3,090,284
Electronic Equipment & Components - 2.1%
Flextronics International Ltd. (a)	63,900	425,574
Jabil Circuit, Inc.	46,800	1,097,460
		1,523,034
Internet Software & Services - 0.2%
Facebook, Inc. Class B (e)	4,250	130,775
IT Services - 6.7%
MasterCard, Inc. Class A	3,900	1,763,853
TNS, Inc. (a)	21,100	430,440
Visa, Inc. Class A	18,700	2,299,726
WNS Holdings Ltd. sponsored ADR (a)	34,300	381,759
		4,875,778
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology, Inc. (a)(d)	57,500	$ 297,275
GT Advanced Technologies, Inc. (a)(d)	43,000	279,930
		577,205
TOTAL INFORMATION TECHNOLOGY		12,503,581
MATERIALS - 5.1%
Chemicals - 4.6%
CF Industries Holdings, Inc.	8,700	1,679,622
LyondellBasell Industries NV Class A	12,400	518,072
W.R. Grace & Co. (a)	20,000	1,192,200
		3,389,894
Metals & Mining - 0.5%
Commercial Metals Co.	24,800	366,544
TOTAL MATERIALS		3,756,438
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Atlantic Tele-Network, Inc.	7,646	260,423
UTILITIES - 5.5%
Electric Utilities - 3.3%
Edison International	35,700	1,571,157
PNM Resources, Inc.	42,200	791,672
		2,362,829
Independent Power Producers & Energy Traders - 1.1%
The AES Corp. (a)	64,100	802,532
Multi-Utilities - 1.1%
CMS Energy Corp.	35,600	818,444
TOTAL UTILITIES		3,983,805
TOTAL COMMON STOCKS (Cost $68,265,962)		73,284,071
Money Market Funds - 4.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $3,102,624)	3,102,624	$ 3,102,624
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $71,368,586)		76,386,695
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(3,425,822)
NET ASSETS - 100%		$ 72,960,873
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $130,775 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 106,279
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,737
Fidelity Securities Lending Cash Central Fund	5,656
Total	$ 7,393
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,000,223	$ 11,000,223	$ -	$ -
Consumer Staples	6,572,875	6,572,875	-	-
Energy	12,421,556	12,421,556	-	-
Financials	8,165,486	8,165,486	-	-
Health Care	8,128,201	8,128,201	-	-
Industrials	6,491,483	6,491,483	-	-
Information Technology	12,503,581	12,372,806	-	130,775
Materials	3,756,438	3,756,438	-	-
Telecommunication Services	260,423	260,423	-	-
Utilities	3,983,805	3,983,805	-	-
Money Market Funds	3,102,624	3,102,624	-	-
Total Investments in Securities:	$ 76,386,695	$ 76,255,920	$ -	$ 130,775
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 106,250
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	24,525
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 130,775
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 24,525

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,930,648) - See accompanying schedule: Unaffiliated issuers (cost $68,265,962)	$ 73,284,071
Fidelity Central Funds (cost $3,102,624)	3,102,624
Total Investments (cost $71,368,586)		$ 76,386,695
Receivable for investments sold		2,746,507
Receivable for fund shares sold		38,865
Dividends receivable		46,519
Interest receivable		1
Distributions receivable from Fidelity Central Funds		2,860
Prepaid expenses		79
Receivable from investment adviser for expense reductions		3,422
Other receivables		2,915
Total assets		79,227,863

Liabilities
Payable to custodian bank	$ 273,932
Payable for investments purchased	2,691,311
Payable for fund shares redeemed	122,600
Accrued management fee	34,156
Distribution and service plan fees payable	6,273
Other affiliated payables	11,988
Other payables and accrued expenses	24,106
Collateral on securities loaned, at value	3,102,624
Total liabilities		6,266,990

Net Assets		$ 72,960,873
Net Assets consist of:
Paid in capital		$ 122,298,666
Distributions in excess of net investment income		(14,580)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(54,341,320)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,018,107
Net Assets		$ 72,960,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,717,366 ÷ 613,902 shares)	$ 12.57

Maximum offering price per share (100/94.25 of $12.57)	$ 13.34
Class T: Net Asset Value and redemption price per share ($4,049,191 ÷ 324,014 shares)	$ 12.50

Maximum offering price per share (100/96.50 of $12.50)	$ 12.95
Class B: Net Asset Value and offering price per share ($778,301 ÷ 62,965 shares)A	$ 12.36

Class C: Net Asset Value and offering price per share ($2,759,924 ÷ 223,067 shares)A	$ 12.37

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($56,930,471 ÷ 4,510,011 shares)	$ 12.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($725,620 ÷ 57,505 shares)	$ 12.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 677,215
Income from Fidelity Central Funds		7,393
Total income		684,608

Expenses
Management fee	$ 211,356
Transfer agent fees	59,530
Distribution and service plan fees	38,585
Accounting and security lending fees	15,075
Custodian fees and expenses	9,147
Independent trustees' compensation	231
Registration fees	60,350
Audit	22,642
Legal	157
Miscellaneous	381
Total expenses before reductions	417,454
Expense reductions	(10,279)	407,175
Net investment income (loss)		277,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,365,761
Foreign currency transactions	7,725
Total net realized gain (loss)		3,373,486
Change in net unrealized appreciation (depreciation) on: Investment securities	1,395,068
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		1,395,074
Net gain (loss)		4,768,560
Net increase (decrease) in net assets resulting from operations		$ 5,045,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 277,433	$ 138,254
Net realized gain (loss)	3,373,486	10,751,577
Change in net unrealized appreciation (depreciation)	1,395,074	(7,879,032)
Net increase (decrease) in net assets resulting from operations	5,045,993	3,010,799
Distributions to shareholders from net investment income	(292,013)	(214,245)
Share transactions - net increase (decrease)	(10,784,982)	(13,350,226)
Total increase (decrease) in net assets	(6,031,002)	(10,553,672)

Net Assets
Beginning of period	78,991,875	89,545,547
End of period (including distributions in excess of net investment income of $14,580 and $0, respectively)	$ 72,960,873	$ 78,991,875

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.49	$ 10.10	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.03	- L	.01 H	.02
Net realized and unrealized gain (loss)	.77	.32	1.46	1.54
Total from investment operations	.80	.32	1.47	1.56
Distributions from net investment income	(.04)	-	(.08)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	(.04)	-	(.08)M	-
Net asset value, end of period	$ 12.57	$ 11.81	$ 11.49	$ 10.10
Total Return B,C,D	6.81%	2.79%	14.61%	18.27%
Ratios to Average Net Assets F,J
Expenses before reductions	1.28% A	1.21%	1.22%	1.29% A
Expenses net of fee waivers, if any	1.25% A	1.21%	1.22%	1.25% A
Expenses net of all reductions	1.23% A	1.20%	1.21%	1.23% A
Net investment income (loss)	.57% A	(.02)%	.11% H	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,717	$ 8,679	$ 9,138	$ 9,218
Portfolio turnover rate G	255% A	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.08 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.46	$ 10.08	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.02	(.04)	(.02) H	- L
Net realized and unrealized gain (loss)	.77	.33	1.46	1.54
Total from investment operations	.79	.29	1.44	1.54
Distributions from net investment income	(.04)	-	(.06)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	(.04)	-	(.06) M	-
Net asset value, end of period	$ 12.50	$ 11.75	$ 11.46	$ 10.08
Total Return B,C,D	6.71%	2.53%	14.33%	18.03%
Ratios to Average Net Assets F,J
Expenses before reductions	1.58% A	1.51%	1.52%	1.58% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.48% A	1.48%	1.49%	1.48% A
Net investment income (loss)	.32% A	(.31)%	(.17)% H	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,049	$ 4,268	$ 4,629	$ 4,639
Portfolio turnover rate G	255% A	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.41	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.07) H	(.02)
Net realized and unrealized gain (loss)	.76	.33	1.44	1.54
Total from investment operations	.75	.23	1.37	1.52
Distributions from net investment income	(.03)	-	(.02)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	(.03)	-	(.02) L	-
Net asset value, end of period	$ 12.36	$ 11.64	$ 11.41	$ 10.06
Total Return B,C,D	6.44%	2.02%	13.66%	17.80%
Ratios to Average Net Assets F,J
Expenses before reductions	2.08% A	2.02%	2.02%	2.05% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00% A
Expenses net of all reductions	1.98% A	1.98%	1.99%	1.98% A
Net investment income (loss)	(.17)% A	(.81)%	(.67)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 778	$ 776	$ 1,097	$ 1,717
Portfolio turnover rate G	255% A	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 11.42	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.07) H	(.02)
Net realized and unrealized gain (loss)	.75	.34	1.45	1.54
Total from investment operations	.74	.24	1.38	1.52
Distributions from net investment income	(.03)	-	(.02)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	(.03)	-	(.02) L	-
Net asset value, end of period	$ 12.37	$ 11.66	$ 11.42	$ 10.06
Total Return B,C,D	6.34%	2.10%	13.73%	17.80%
Ratios to Average Net Assets F,J
Expenses before reductions	2.04% A	1.96%	1.97%	2.02% A
Expenses net of fee waivers, if any	2.00% A	1.96%	1.97%	2.00% A
Expenses net of all reductions	1.98% A	1.94%	1.96%	1.98% A
Net investment income (loss)	(.17)% A	(.77)%	(.64)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,760	$ 2,922	$ 4,530	$ 5,156
Portfolio turnover rate G	255% A	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.82)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax Managed Stock

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.53	$ 10.12	$ 9.93	$ 16.66	$ 13.77
Income from Investment Operations
Net investment income (loss) D	.05	.03	.05 G	.10	.09	.09
Net realized and unrealized gain (loss)	.77	.33	1.47	.17	(6.76)	2.85
Total from investment operations	.82	.36	1.52	.27	(6.67)	2.94
Distributions from net investment income	(.05)	(.04)	(.10)	(.09)	(.08)	(.06)
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	(.05)	(.04)	(.11)	(.09)	(.08)	(.06)
Redemption fees added to paid in capital D	-	-	-	.01 J	.02	.01
Net asset value, end of period	$ 12.62	$ 11.85	$ 11.53	$ 10.12	$ 9.93	$ 16.66
Total Return B,C	6.93%	3.08%	15.05%	2.92%	(40.12)%	21.51%
Ratios to Average Net Assets E,H
Expenses before reductions	.99% A	.92%	.91%	1.00%	.84%	.84%
Expenses net of fee waivers, if any	.99% A	.92%	.88%	.93%	.84%	.84%
Expenses net of all reductions	.97% A	.90%	.87%	.91%	.84%	.84%
Net investment income (loss)	.84% A	.28%	.45% G	1.12%	.62%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,930	$ 61,682	$ 69,305	$ 76,112	$ 128,138	$ 98,393
Portfolio turnover rate F	255% A	335%	231%	249% I	224%	131%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J The redemption fee was eliminated during the year ended October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.52	$ 10.11	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.05	.03	.04 G	.03
Net realized and unrealized gain (loss)	.77	.33	1.47	1.54
Total from investment operations	.82	.36	1.51	1.57
Distributions from net investment income	(.05)	(.03)	(.09)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	(.05)	(.03)	(.10)	-
Net asset value, end of period	$ 12.62	$ 11.85	$ 11.52	$ 10.11
Total Return B,C	6.92%	3.12%	14.98%	18.38%
Ratios to Average Net Assets E,I
Expenses before reductions	1.00% A	.93%	.94%	1.04% A
Expenses net of fee waivers, if any	1.00% A	.93%	.94%	1.00% A
Expenses net of all reductions	.98% A	.92%	.93%	.98% A
Net investment income (loss)	.83% A	.26%	.39% G	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 726	$ 664	$ 847	$ 862
Portfolio turnover rate F	255% A	335%	231%	249% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

H For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class C, Tax Managed Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,253,933
Gross unrealized depreciation	(2,008,281)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,245,652

Tax cost	$ 72,141,043

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (27,005,145)
2017	(29,869,821)
Total capital loss carryforward	$ (56,874,966)

Included in the $56,874,966 of the Fund's capital loss carryforwards are $5,492,025 of capital loss carryforwards that were acquired from the Fidelity Advisor Tax Managed Stock Fund when it merged into the Fund on April 24, 2009, all of which will expire in fiscal 2016.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $93,072,724 and $98,775,476, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the and Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,235	$ 96
Class T	.25%	.25%	10,386	104
Class B	.75%	.25%	3,844	2,891
Class C	.75%	.25%	14,120	2,054
			$ 38,585	$ 5,145

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 332
Class T	90
Class B*	128
Class C*	563
$ 1,113

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,602.19
Class T	4,887.24
Class B	907.24
Class C	2,819.20
Tax Managed Stock	42,758.14
Institutional Class	557.16
	$ 59,530

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,707 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $115 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,656. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 1,164
Class T	1.50%	1,628
Class B	2.00%	311
Class C	2.00%	621
Institutional Class	1.00%	18
		$ 3,742

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,537 for the period

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 29,441	$ -
Class T	12,498	-
Class B	1,767	-
Class C	6,690	-
Tax Managed Stock	239,058	212,037
Institutional Class	2,559	2,208
Total	$ 292,013	$ 214,245

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	6,046	122,632	$ 72,901	$ 1,558,908
Reinvestment of distributions	1,646	-	19,038	-
Shares redeemed	(128,535)	(183,352)	(1,561,382)	(2,255,217)
Net increase (decrease)	(120,843)	(60,720)	$ (1,469,443)	$ (696,309)
Class T
Shares sold	3,321	11,116	$ 39,538	$ 138,902
Reinvestment of distributions	979	-	11,266	-
Shares redeemed	(43,512)	(51,735)	(531,052)	(645,499)
Net increase (decrease)	(39,212)	(40,619)	$ (480,248)	$ (506,597)
Class B
Shares sold	28	695	$ 311	$ 9,198
Reinvestment of distributions	135	-	1,540	-
Shares redeemed	(3,822)	(30,148)	(44,998)	(369,627)
Net increase (decrease)	(3,659)	(29,453)	$ (43,147)	$ (360,429)
Class C
Shares sold	7,119	25,074	$ 83,775	$ 323,817
Reinvestment of distributions	496	-	5,657	-
Shares redeemed	(35,216)	(170,995)	(412,139)	(2,144,601)
Net increase (decrease)	(27,601)	(145,921)	$ (322,707)	$ (1,820,784)
Tax Managed Stock
Shares sold	111,617	665,556	$ 1,373,267	$ 8,690,686
Reinvestment of distributions	17,267	14,742	200,413	179,994
Shares redeemed	(823,270)	(1,488,597)	(10,058,561)	(18,621,586)
Net increase (decrease)	(694,386)	(808,299)	$ (8,484,881)	$ (9,750,906)
Institutional Class
Shares sold	4,550	3,895	$ 52,854	$ 51,713
Reinvestment of distributions	152	-	1,761	1,345
Shares redeemed	(3,272)	(21,491)	(39,171)	(268,259)
Net increase (decrease)	1,430	(17,596)	$ 15,444	$ (215,201)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

TMG-USAN-0612
1.784909.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Tax Managed Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Tax Managed Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,068.10	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27
Class T	1.50%
Actual		$ 1,000.00	$ 1,067.10	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.40	$ 7.52
Class B	2.00%
Actual		$ 1,000.00	$ 1,064.40	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Class C	2.00%
Actual		$ 1,000.00	$ 1,063.40	$ 10.26
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Tax Managed Stock	.99%
Actual		$ 1,000.00	$ 1,069.30	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.94	$ 4.97
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,069.20	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Visa, Inc. Class A	3.2	0.0
U.S. Bancorp	2.7	2.0
Aetna, Inc.	2.6	2.1
Prudential Financial, Inc.	2.5	0.0
MasterCard, Inc. Class A	2.4	2.7
Home Depot, Inc.	2.3	0.0
CF Industries Holdings, Inc.	2.3	1.7
Lowe's Companies, Inc.	2.2	0.0
Chevron Corp.	2.2	0.0
Apple, Inc.	2.1	0.0
	24.5
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.1	18.3
Energy	17.0	10.6
Consumer Discretionary	15.1	13.2
Financials	11.2	12.8
Health Care	11.1	10.9
Asset Allocation (% of fund's net assets)
As of April 30, 2012 *	As of October 31, 2011 **
Stocks 100.4%	Stocks 94.0%
Short-Term Investments and Net Other Assets (Liabilities) † (0.4)%	Short-Term Investments and Net Other Assets (Liabilities) 6.0%

* Foreign investments	7.9%	** Foreign investments	7.9%

† Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 1.5%
Delphi Automotive PLC	11,600	$ 356,004
Lear Corp.	17,500	726,250
		1,082,254
Automobiles - 0.9%
General Motors Co. (a)	29,300	673,900
Hotels, Restaurants & Leisure - 2.3%
Las Vegas Sands Corp.	13,100	726,919
Penn National Gaming, Inc. (a)	8,700	391,326
Wyndham Worldwide Corp.	10,900	548,706
		1,666,951
Internet & Catalog Retail - 0.7%
Expedia, Inc.	11,300	481,719
Media - 2.0%
CBS Corp. Class B	43,900	1,464,065
Specialty Retail - 5.2%
GameStop Corp. Class A	21,900	498,444
Home Depot, Inc.	33,200	1,719,428
Lowe's Companies, Inc.	51,000	1,604,970
		3,822,842
Textiles, Apparel & Luxury Goods - 2.5%
Iconix Brand Group, Inc. (a)(d)	21,800	334,412
PVH Corp.	16,600	1,474,080
		1,808,492
TOTAL CONSUMER DISCRETIONARY		11,000,223
CONSUMER STAPLES - 9.0%
Beverages - 2.1%
Anheuser-Busch InBev SA NV (d)	21,600	1,556,948
Food & Staples Retailing - 1.0%
Safeway, Inc. (d)	35,600	723,748
Food Products - 2.1%
Kraft Foods, Inc. Class A	19,700	785,439
TreeHouse Foods, Inc. (a)	12,700	730,377
		1,515,816
Household Products - 0.5%
Kimberly-Clark Corp.	4,700	368,809
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.3%
Elizabeth Arden, Inc. (a)	20,400	$ 795,192
Prestige Brands Holdings, Inc. (a)	8,388	142,512
		937,704
Tobacco - 2.0%
Imperial Tobacco Group PLC	15,779	631,052
Lorillard, Inc.	6,200	838,798
		1,469,850
TOTAL CONSUMER STAPLES		6,572,875
ENERGY - 17.0%
Energy Equipment & Services - 3.7%
Diamond Offshore Drilling, Inc.	5,300	363,315
Helix Energy Solutions Group, Inc. (a)	44,200	902,122
National Oilwell Varco, Inc.	18,600	1,409,136
		2,674,573
Oil, Gas & Consumable Fuels - 13.3%
Chevron Corp.	15,000	1,598,400
CVR Energy, Inc. (a)	35,400	1,074,744
Delek US Holdings, Inc.	29,900	487,370
HollyFrontier Corp.	32,426	999,369
Marathon Oil Corp.	36,500	1,070,910
Marathon Petroleum Corp.	17,900	744,819
Tesoro Corp. (a)	61,900	1,439,175
Valero Energy Corp.	31,900	787,930
Western Refining, Inc. (d)	42,300	805,815
Williams Companies, Inc.	21,700	738,451
		9,746,983
TOTAL ENERGY		12,421,556
FINANCIALS - 11.2%
Commercial Banks - 2.7%
U.S. Bancorp	62,200	2,000,974
Consumer Finance - 2.1%
Capital One Financial Corp.	27,000	1,497,960
Diversified Financial Services - 0.8%
KKR Financial Holdings LLC	59,800	542,984
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 5.0%
Allied World Assurance Co. Holdings Ltd.	11,500	$ 827,540
Assured Guaranty Ltd.	47,100	667,878
Lincoln National Corp.	15,400	381,458
Prudential Financial, Inc.	29,600	1,791,984
		3,668,860
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)	7,600	454,708
TOTAL FINANCIALS		8,165,486
HEALTH CARE - 11.1%
Biotechnology - 2.3%
PDL BioPharma, Inc. (d)	121,100	761,719
Progenics Pharmaceuticals, Inc. (a)	80,800	887,992
		1,649,711
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	123,000	769,980
Health Care Providers & Services - 4.8%
Aetna, Inc.	42,600	1,876,104
Community Health Systems, Inc. (a)	31,100	756,974
Humana, Inc.	10,500	847,140
		3,480,218
Pharmaceuticals - 3.0%
Eli Lilly & Co.	18,000	745,020
Merck & Co., Inc.	37,800	1,483,272
		2,228,292
TOTAL HEALTH CARE		8,128,201
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.9%
Textron, Inc.	52,900	1,409,256
Air Freight & Logistics - 0.1%
Pacer International, Inc. (a)	8,200	49,282
Airlines - 1.1%
Alaska Air Group, Inc. (a)	24,405	824,889
Commercial Services & Supplies - 1.0%
Sykes Enterprises, Inc. (a)	46,200	732,270
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.1%
AECOM Technology Corp. (a)	17,600	$ 388,432
Shaw Group, Inc. (a)	12,400	375,348
		763,780
Machinery - 3.1%
Actuant Corp. Class A	13,700	373,599
Cummins, Inc.	3,200	370,656
Kennametal, Inc.	19,000	802,370
Timken Co.	13,100	740,281
		2,286,906
Professional Services - 0.6%
Towers Watson & Co.	6,500	425,100
TOTAL INDUSTRIALS		6,491,483
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 3.1%
Brocade Communications Systems, Inc. (a)	133,000	736,820
Cisco Systems, Inc.	77,900	1,569,685
		2,306,505
Computers & Peripherals - 4.2%
Apple, Inc. (a)	2,700	1,577,448
Hewlett-Packard Co.	61,100	1,512,836
		3,090,284
Electronic Equipment & Components - 2.1%
Flextronics International Ltd. (a)	63,900	425,574
Jabil Circuit, Inc.	46,800	1,097,460
		1,523,034
Internet Software & Services - 0.2%
Facebook, Inc. Class B (e)	4,250	130,775
IT Services - 6.7%
MasterCard, Inc. Class A	3,900	1,763,853
TNS, Inc. (a)	21,100	430,440
Visa, Inc. Class A	18,700	2,299,726
WNS Holdings Ltd. sponsored ADR (a)	34,300	381,759
		4,875,778
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology, Inc. (a)(d)	57,500	$ 297,275
GT Advanced Technologies, Inc. (a)(d)	43,000	279,930
		577,205
TOTAL INFORMATION TECHNOLOGY		12,503,581
MATERIALS - 5.1%
Chemicals - 4.6%
CF Industries Holdings, Inc.	8,700	1,679,622
LyondellBasell Industries NV Class A	12,400	518,072
W.R. Grace & Co. (a)	20,000	1,192,200
		3,389,894
Metals & Mining - 0.5%
Commercial Metals Co.	24,800	366,544
TOTAL MATERIALS		3,756,438
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Atlantic Tele-Network, Inc.	7,646	260,423
UTILITIES - 5.5%
Electric Utilities - 3.3%
Edison International	35,700	1,571,157
PNM Resources, Inc.	42,200	791,672
		2,362,829
Independent Power Producers & Energy Traders - 1.1%
The AES Corp. (a)	64,100	802,532
Multi-Utilities - 1.1%
CMS Energy Corp.	35,600	818,444
TOTAL UTILITIES		3,983,805
TOTAL COMMON STOCKS (Cost $68,265,962)		73,284,071
Money Market Funds - 4.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $3,102,624)	3,102,624	$ 3,102,624
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $71,368,586)		76,386,695
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(3,425,822)
NET ASSETS - 100%		$ 72,960,873
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $130,775 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 106,279
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,737
Fidelity Securities Lending Cash Central Fund	5,656
Total	$ 7,393
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,000,223	$ 11,000,223	$ -	$ -
Consumer Staples	6,572,875	6,572,875	-	-
Energy	12,421,556	12,421,556	-	-
Financials	8,165,486	8,165,486	-	-
Health Care	8,128,201	8,128,201	-	-
Industrials	6,491,483	6,491,483	-	-
Information Technology	12,503,581	12,372,806	-	130,775
Materials	3,756,438	3,756,438	-	-
Telecommunication Services	260,423	260,423	-	-
Utilities	3,983,805	3,983,805	-	-
Money Market Funds	3,102,624	3,102,624	-	-
Total Investments in Securities:	$ 76,386,695	$ 76,255,920	$ -	$ 130,775
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 106,250
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	24,525
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 130,775
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 24,525

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,930,648) - See accompanying schedule: Unaffiliated issuers (cost $68,265,962)	$ 73,284,071
Fidelity Central Funds (cost $3,102,624)	3,102,624
Total Investments (cost $71,368,586)		$ 76,386,695
Receivable for investments sold		2,746,507
Receivable for fund shares sold		38,865
Dividends receivable		46,519
Interest receivable		1
Distributions receivable from Fidelity Central Funds		2,860
Prepaid expenses		79
Receivable from investment adviser for expense reductions		3,422
Other receivables		2,915
Total assets		79,227,863

Liabilities
Payable to custodian bank	$ 273,932
Payable for investments purchased	2,691,311
Payable for fund shares redeemed	122,600
Accrued management fee	34,156
Distribution and service plan fees payable	6,273
Other affiliated payables	11,988
Other payables and accrued expenses	24,106
Collateral on securities loaned, at value	3,102,624
Total liabilities		6,266,990

Net Assets		$ 72,960,873
Net Assets consist of:
Paid in capital		$ 122,298,666
Distributions in excess of net investment income		(14,580)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(54,341,320)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,018,107
Net Assets		$ 72,960,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,717,366 ÷ 613,902 shares)	$ 12.57

Maximum offering price per share (100/94.25 of $12.57)	$ 13.34
Class T: Net Asset Value and redemption price per share ($4,049,191 ÷ 324,014 shares)	$ 12.50

Maximum offering price per share (100/96.50 of $12.50)	$ 12.95
Class B: Net Asset Value and offering price per share ($778,301 ÷ 62,965 shares)A	$ 12.36

Class C: Net Asset Value and offering price per share ($2,759,924 ÷ 223,067 shares)A	$ 12.37

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($56,930,471 ÷ 4,510,011 shares)	$ 12.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($725,620 ÷ 57,505 shares)	$ 12.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 677,215
Income from Fidelity Central Funds		7,393
Total income		684,608

Expenses
Management fee	$ 211,356
Transfer agent fees	59,530
Distribution and service plan fees	38,585
Accounting and security lending fees	15,075
Custodian fees and expenses	9,147
Independent trustees' compensation	231
Registration fees	60,350
Audit	22,642
Legal	157
Miscellaneous	381
Total expenses before reductions	417,454
Expense reductions	(10,279)	407,175
Net investment income (loss)		277,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,365,761
Foreign currency transactions	7,725
Total net realized gain (loss)		3,373,486
Change in net unrealized appreciation (depreciation) on: Investment securities	1,395,068
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		1,395,074
Net gain (loss)		4,768,560
Net increase (decrease) in net assets resulting from operations		$ 5,045,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 277,433	$ 138,254
Net realized gain (loss)	3,373,486	10,751,577
Change in net unrealized appreciation (depreciation)	1,395,074	(7,879,032)
Net increase (decrease) in net assets resulting from operations	5,045,993	3,010,799
Distributions to shareholders from net investment income	(292,013)	(214,245)
Share transactions - net increase (decrease)	(10,784,982)	(13,350,226)
Total increase (decrease) in net assets	(6,031,002)	(10,553,672)

Net Assets
Beginning of period	78,991,875	89,545,547
End of period (including distributions in excess of net investment income of $14,580 and $0, respectively)	$ 72,960,873	$ 78,991,875

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.49	$ 10.10	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.03	- L	.01 H	.02
Net realized and unrealized gain (loss)	.77	.32	1.46	1.54
Total from investment operations	.80	.32	1.47	1.56
Distributions from net investment income	(.04)	-	(.08)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	(.04)	-	(.08)M	-
Net asset value, end of period	$ 12.57	$ 11.81	$ 11.49	$ 10.10
Total Return B,C,D	6.81%	2.79%	14.61%	18.27%
Ratios to Average Net Assets F,J
Expenses before reductions	1.28% A	1.21%	1.22%	1.29% A
Expenses net of fee waivers, if any	1.25% A	1.21%	1.22%	1.25% A
Expenses net of all reductions	1.23% A	1.20%	1.21%	1.23% A
Net investment income (loss)	.57% A	(.02)%	.11% H	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,717	$ 8,679	$ 9,138	$ 9,218
Portfolio turnover rate G	255% A	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.08 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.46	$ 10.08	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.02	(.04)	(.02) H	- L
Net realized and unrealized gain (loss)	.77	.33	1.46	1.54
Total from investment operations	.79	.29	1.44	1.54
Distributions from net investment income	(.04)	-	(.06)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	(.04)	-	(.06) M	-
Net asset value, end of period	$ 12.50	$ 11.75	$ 11.46	$ 10.08
Total Return B,C,D	6.71%	2.53%	14.33%	18.03%
Ratios to Average Net Assets F,J
Expenses before reductions	1.58% A	1.51%	1.52%	1.58% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.48% A	1.48%	1.49%	1.48% A
Net investment income (loss)	.32% A	(.31)%	(.17)% H	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,049	$ 4,268	$ 4,629	$ 4,639
Portfolio turnover rate G	255% A	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.41	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.07) H	(.02)
Net realized and unrealized gain (loss)	.76	.33	1.44	1.54
Total from investment operations	.75	.23	1.37	1.52
Distributions from net investment income	(.03)	-	(.02)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	(.03)	-	(.02) L	-
Net asset value, end of period	$ 12.36	$ 11.64	$ 11.41	$ 10.06
Total Return B,C,D	6.44%	2.02%	13.66%	17.80%
Ratios to Average Net Assets F,J
Expenses before reductions	2.08% A	2.02%	2.02%	2.05% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00% A
Expenses net of all reductions	1.98% A	1.98%	1.99%	1.98% A
Net investment income (loss)	(.17)% A	(.81)%	(.67)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 778	$ 776	$ 1,097	$ 1,717
Portfolio turnover rate G	255% A	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 11.42	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.07) H	(.02)
Net realized and unrealized gain (loss)	.75	.34	1.45	1.54
Total from investment operations	.74	.24	1.38	1.52
Distributions from net investment income	(.03)	-	(.02)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	(.03)	-	(.02) L	-
Net asset value, end of period	$ 12.37	$ 11.66	$ 11.42	$ 10.06
Total Return B,C,D	6.34%	2.10%	13.73%	17.80%
Ratios to Average Net Assets F,J
Expenses before reductions	2.04% A	1.96%	1.97%	2.02% A
Expenses net of fee waivers, if any	2.00% A	1.96%	1.97%	2.00% A
Expenses net of all reductions	1.98% A	1.94%	1.96%	1.98% A
Net investment income (loss)	(.17)% A	(.77)%	(.64)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,760	$ 2,922	$ 4,530	$ 5,156
Portfolio turnover rate G	255% A	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.82)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax Managed Stock

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.53	$ 10.12	$ 9.93	$ 16.66	$ 13.77
Income from Investment Operations
Net investment income (loss) D	.05	.03	.05 G	.10	.09	.09
Net realized and unrealized gain (loss)	.77	.33	1.47	.17	(6.76)	2.85
Total from investment operations	.82	.36	1.52	.27	(6.67)	2.94
Distributions from net investment income	(.05)	(.04)	(.10)	(.09)	(.08)	(.06)
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	(.05)	(.04)	(.11)	(.09)	(.08)	(.06)
Redemption fees added to paid in capital D	-	-	-	.01 J	.02	.01
Net asset value, end of period	$ 12.62	$ 11.85	$ 11.53	$ 10.12	$ 9.93	$ 16.66
Total Return B,C	6.93%	3.08%	15.05%	2.92%	(40.12)%	21.51%
Ratios to Average Net Assets E,H
Expenses before reductions	.99% A	.92%	.91%	1.00%	.84%	.84%
Expenses net of fee waivers, if any	.99% A	.92%	.88%	.93%	.84%	.84%
Expenses net of all reductions	.97% A	.90%	.87%	.91%	.84%	.84%
Net investment income (loss)	.84% A	.28%	.45% G	1.12%	.62%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,930	$ 61,682	$ 69,305	$ 76,112	$ 128,138	$ 98,393
Portfolio turnover rate F	255% A	335%	231%	249% I	224%	131%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J The redemption fee was eliminated during the year ended October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.52	$ 10.11	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.05	.03	.04 G	.03
Net realized and unrealized gain (loss)	.77	.33	1.47	1.54
Total from investment operations	.82	.36	1.51	1.57
Distributions from net investment income	(.05)	(.03)	(.09)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	(.05)	(.03)	(.10)	-
Net asset value, end of period	$ 12.62	$ 11.85	$ 11.52	$ 10.11
Total Return B,C	6.92%	3.12%	14.98%	18.38%
Ratios to Average Net Assets E,I
Expenses before reductions	1.00% A	.93%	.94%	1.04% A
Expenses net of fee waivers, if any	1.00% A	.93%	.94%	1.00% A
Expenses net of all reductions	.98% A	.92%	.93%	.98% A
Net investment income (loss)	.83% A	.26%	.39% G	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 726	$ 664	$ 847	$ 862
Portfolio turnover rate F	255% A	335%	231%	249% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

H For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class C, Tax Managed Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,253,933
Gross unrealized depreciation	(2,008,281)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,245,652

Tax cost	$ 72,141,043

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (27,005,145)
2017	(29,869,821)
Total capital loss carryforward	$ (56,874,966)

Included in the $56,874,966 of the Fund's capital loss carryforwards are $5,492,025 of capital loss carryforwards that were acquired from the Fidelity Advisor Tax Managed Stock Fund when it merged into the Fund on April 24, 2009, all of which will expire in fiscal 2016.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $93,072,724 and $98,775,476, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the and Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,235	$ 96
Class T	.25%	.25%	10,386	104
Class B	.75%	.25%	3,844	2,891
Class C	.75%	.25%	14,120	2,054
			$ 38,585	$ 5,145

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 332
Class T	90
Class B*	128
Class C*	563
$ 1,113

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,602.19
Class T	4,887.24
Class B	907.24
Class C	2,819.20
Tax Managed Stock	42,758.14
Institutional Class	557.16
	$ 59,530

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,707 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $115 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,656. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 1,164
Class T	1.50%	1,628
Class B	2.00%	311
Class C	2.00%	621
Institutional Class	1.00%	18
		$ 3,742

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,537 for the period

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 29,441	$ -
Class T	12,498	-
Class B	1,767	-
Class C	6,690	-
Tax Managed Stock	239,058	212,037
Institutional Class	2,559	2,208
Total	$ 292,013	$ 214,245

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	6,046	122,632	$ 72,901	$ 1,558,908
Reinvestment of distributions	1,646	-	19,038	-
Shares redeemed	(128,535)	(183,352)	(1,561,382)	(2,255,217)
Net increase (decrease)	(120,843)	(60,720)	$ (1,469,443)	$ (696,309)
Class T
Shares sold	3,321	11,116	$ 39,538	$ 138,902
Reinvestment of distributions	979	-	11,266	-
Shares redeemed	(43,512)	(51,735)	(531,052)	(645,499)
Net increase (decrease)	(39,212)	(40,619)	$ (480,248)	$ (506,597)
Class B
Shares sold	28	695	$ 311	$ 9,198
Reinvestment of distributions	135	-	1,540	-
Shares redeemed	(3,822)	(30,148)	(44,998)	(369,627)
Net increase (decrease)	(3,659)	(29,453)	$ (43,147)	$ (360,429)
Class C
Shares sold	7,119	25,074	$ 83,775	$ 323,817
Reinvestment of distributions	496	-	5,657	-
Shares redeemed	(35,216)	(170,995)	(412,139)	(2,144,601)
Net increase (decrease)	(27,601)	(145,921)	$ (322,707)	$ (1,820,784)
Tax Managed Stock
Shares sold	111,617	665,556	$ 1,373,267	$ 8,690,686
Reinvestment of distributions	17,267	14,742	200,413	179,994
Shares redeemed	(823,270)	(1,488,597)	(10,058,561)	(18,621,586)
Net increase (decrease)	(694,386)	(808,299)	$ (8,484,881)	$ (9,750,906)
Institutional Class
Shares sold	4,550	3,895	$ 52,854	$ 51,713
Reinvestment of distributions	152	-	1,761	1,345
Shares redeemed	(3,272)	(21,491)	(39,171)	(268,259)
Net increase (decrease)	1,430	(17,596)	$ 15,444	$ (215,201)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ATMG-USAN-0612
1.889796.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Tax Managed Stock

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Tax Managed Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,068.10	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27
Class T	1.50%
Actual		$ 1,000.00	$ 1,067.10	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.40	$ 7.52
Class B	2.00%
Actual		$ 1,000.00	$ 1,064.40	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Class C	2.00%
Actual		$ 1,000.00	$ 1,063.40	$ 10.26
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Tax Managed Stock	.99%
Actual		$ 1,000.00	$ 1,069.30	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.94	$ 4.97
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,069.20	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Visa, Inc. Class A	3.2	0.0
U.S. Bancorp	2.7	2.0
Aetna, Inc.	2.6	2.1
Prudential Financial, Inc.	2.5	0.0
MasterCard, Inc. Class A	2.4	2.7
Home Depot, Inc.	2.3	0.0
CF Industries Holdings, Inc.	2.3	1.7
Lowe's Companies, Inc.	2.2	0.0
Chevron Corp.	2.2	0.0
Apple, Inc.	2.1	0.0
	24.5
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.1	18.3
Energy	17.0	10.6
Consumer Discretionary	15.1	13.2
Financials	11.2	12.8
Health Care	11.1	10.9
Asset Allocation (% of fund's net assets)
As of April 30, 2012 *	As of October 31, 2011 **
Stocks 100.4%	Stocks 94.0%
Short-Term Investments and Net Other Assets (Liabilities) † (0.4)%	Short-Term Investments and Net Other Assets (Liabilities) 6.0%

* Foreign investments	7.9%	** Foreign investments	7.9%

† Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 1.5%
Delphi Automotive PLC	11,600	$ 356,004
Lear Corp.	17,500	726,250
		1,082,254
Automobiles - 0.9%
General Motors Co. (a)	29,300	673,900
Hotels, Restaurants & Leisure - 2.3%
Las Vegas Sands Corp.	13,100	726,919
Penn National Gaming, Inc. (a)	8,700	391,326
Wyndham Worldwide Corp.	10,900	548,706
		1,666,951
Internet & Catalog Retail - 0.7%
Expedia, Inc.	11,300	481,719
Media - 2.0%
CBS Corp. Class B	43,900	1,464,065
Specialty Retail - 5.2%
GameStop Corp. Class A	21,900	498,444
Home Depot, Inc.	33,200	1,719,428
Lowe's Companies, Inc.	51,000	1,604,970
		3,822,842
Textiles, Apparel & Luxury Goods - 2.5%
Iconix Brand Group, Inc. (a)(d)	21,800	334,412
PVH Corp.	16,600	1,474,080
		1,808,492
TOTAL CONSUMER DISCRETIONARY		11,000,223
CONSUMER STAPLES - 9.0%
Beverages - 2.1%
Anheuser-Busch InBev SA NV (d)	21,600	1,556,948
Food & Staples Retailing - 1.0%
Safeway, Inc. (d)	35,600	723,748
Food Products - 2.1%
Kraft Foods, Inc. Class A	19,700	785,439
TreeHouse Foods, Inc. (a)	12,700	730,377
		1,515,816
Household Products - 0.5%
Kimberly-Clark Corp.	4,700	368,809
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.3%
Elizabeth Arden, Inc. (a)	20,400	$ 795,192
Prestige Brands Holdings, Inc. (a)	8,388	142,512
		937,704
Tobacco - 2.0%
Imperial Tobacco Group PLC	15,779	631,052
Lorillard, Inc.	6,200	838,798
		1,469,850
TOTAL CONSUMER STAPLES		6,572,875
ENERGY - 17.0%
Energy Equipment & Services - 3.7%
Diamond Offshore Drilling, Inc.	5,300	363,315
Helix Energy Solutions Group, Inc. (a)	44,200	902,122
National Oilwell Varco, Inc.	18,600	1,409,136
		2,674,573
Oil, Gas & Consumable Fuels - 13.3%
Chevron Corp.	15,000	1,598,400
CVR Energy, Inc. (a)	35,400	1,074,744
Delek US Holdings, Inc.	29,900	487,370
HollyFrontier Corp.	32,426	999,369
Marathon Oil Corp.	36,500	1,070,910
Marathon Petroleum Corp.	17,900	744,819
Tesoro Corp. (a)	61,900	1,439,175
Valero Energy Corp.	31,900	787,930
Western Refining, Inc. (d)	42,300	805,815
Williams Companies, Inc.	21,700	738,451
		9,746,983
TOTAL ENERGY		12,421,556
FINANCIALS - 11.2%
Commercial Banks - 2.7%
U.S. Bancorp	62,200	2,000,974
Consumer Finance - 2.1%
Capital One Financial Corp.	27,000	1,497,960
Diversified Financial Services - 0.8%
KKR Financial Holdings LLC	59,800	542,984
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 5.0%
Allied World Assurance Co. Holdings Ltd.	11,500	$ 827,540
Assured Guaranty Ltd.	47,100	667,878
Lincoln National Corp.	15,400	381,458
Prudential Financial, Inc.	29,600	1,791,984
		3,668,860
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)	7,600	454,708
TOTAL FINANCIALS		8,165,486
HEALTH CARE - 11.1%
Biotechnology - 2.3%
PDL BioPharma, Inc. (d)	121,100	761,719
Progenics Pharmaceuticals, Inc. (a)	80,800	887,992
		1,649,711
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	123,000	769,980
Health Care Providers & Services - 4.8%
Aetna, Inc.	42,600	1,876,104
Community Health Systems, Inc. (a)	31,100	756,974
Humana, Inc.	10,500	847,140
		3,480,218
Pharmaceuticals - 3.0%
Eli Lilly & Co.	18,000	745,020
Merck & Co., Inc.	37,800	1,483,272
		2,228,292
TOTAL HEALTH CARE		8,128,201
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.9%
Textron, Inc.	52,900	1,409,256
Air Freight & Logistics - 0.1%
Pacer International, Inc. (a)	8,200	49,282
Airlines - 1.1%
Alaska Air Group, Inc. (a)	24,405	824,889
Commercial Services & Supplies - 1.0%
Sykes Enterprises, Inc. (a)	46,200	732,270
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.1%
AECOM Technology Corp. (a)	17,600	$ 388,432
Shaw Group, Inc. (a)	12,400	375,348
		763,780
Machinery - 3.1%
Actuant Corp. Class A	13,700	373,599
Cummins, Inc.	3,200	370,656
Kennametal, Inc.	19,000	802,370
Timken Co.	13,100	740,281
		2,286,906
Professional Services - 0.6%
Towers Watson & Co.	6,500	425,100
TOTAL INDUSTRIALS		6,491,483
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 3.1%
Brocade Communications Systems, Inc. (a)	133,000	736,820
Cisco Systems, Inc.	77,900	1,569,685
		2,306,505
Computers & Peripherals - 4.2%
Apple, Inc. (a)	2,700	1,577,448
Hewlett-Packard Co.	61,100	1,512,836
		3,090,284
Electronic Equipment & Components - 2.1%
Flextronics International Ltd. (a)	63,900	425,574
Jabil Circuit, Inc.	46,800	1,097,460
		1,523,034
Internet Software & Services - 0.2%
Facebook, Inc. Class B (e)	4,250	130,775
IT Services - 6.7%
MasterCard, Inc. Class A	3,900	1,763,853
TNS, Inc. (a)	21,100	430,440
Visa, Inc. Class A	18,700	2,299,726
WNS Holdings Ltd. sponsored ADR (a)	34,300	381,759
		4,875,778
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology, Inc. (a)(d)	57,500	$ 297,275
GT Advanced Technologies, Inc. (a)(d)	43,000	279,930
		577,205
TOTAL INFORMATION TECHNOLOGY		12,503,581
MATERIALS - 5.1%
Chemicals - 4.6%
CF Industries Holdings, Inc.	8,700	1,679,622
LyondellBasell Industries NV Class A	12,400	518,072
W.R. Grace & Co. (a)	20,000	1,192,200
		3,389,894
Metals & Mining - 0.5%
Commercial Metals Co.	24,800	366,544
TOTAL MATERIALS		3,756,438
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Atlantic Tele-Network, Inc.	7,646	260,423
UTILITIES - 5.5%
Electric Utilities - 3.3%
Edison International	35,700	1,571,157
PNM Resources, Inc.	42,200	791,672
		2,362,829
Independent Power Producers & Energy Traders - 1.1%
The AES Corp. (a)	64,100	802,532
Multi-Utilities - 1.1%
CMS Energy Corp.	35,600	818,444
TOTAL UTILITIES		3,983,805
TOTAL COMMON STOCKS (Cost $68,265,962)		73,284,071
Money Market Funds - 4.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $3,102,624)	3,102,624	$ 3,102,624
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $71,368,586)		76,386,695
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(3,425,822)
NET ASSETS - 100%		$ 72,960,873
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $130,775 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 106,279
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,737
Fidelity Securities Lending Cash Central Fund	5,656
Total	$ 7,393
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,000,223	$ 11,000,223	$ -	$ -
Consumer Staples	6,572,875	6,572,875	-	-
Energy	12,421,556	12,421,556	-	-
Financials	8,165,486	8,165,486	-	-
Health Care	8,128,201	8,128,201	-	-
Industrials	6,491,483	6,491,483	-	-
Information Technology	12,503,581	12,372,806	-	130,775
Materials	3,756,438	3,756,438	-	-
Telecommunication Services	260,423	260,423	-	-
Utilities	3,983,805	3,983,805	-	-
Money Market Funds	3,102,624	3,102,624	-	-
Total Investments in Securities:	$ 76,386,695	$ 76,255,920	$ -	$ 130,775
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 106,250
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	24,525
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 130,775
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 24,525

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,930,648) - See accompanying schedule: Unaffiliated issuers (cost $68,265,962)	$ 73,284,071
Fidelity Central Funds (cost $3,102,624)	3,102,624
Total Investments (cost $71,368,586)		$ 76,386,695
Receivable for investments sold		2,746,507
Receivable for fund shares sold		38,865
Dividends receivable		46,519
Interest receivable		1
Distributions receivable from Fidelity Central Funds		2,860
Prepaid expenses		79
Receivable from investment adviser for expense reductions		3,422
Other receivables		2,915
Total assets		79,227,863

Liabilities
Payable to custodian bank	$ 273,932
Payable for investments purchased	2,691,311
Payable for fund shares redeemed	122,600
Accrued management fee	34,156
Distribution and service plan fees payable	6,273
Other affiliated payables	11,988
Other payables and accrued expenses	24,106
Collateral on securities loaned, at value	3,102,624
Total liabilities		6,266,990

Net Assets		$ 72,960,873
Net Assets consist of:
Paid in capital		$ 122,298,666
Distributions in excess of net investment income		(14,580)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(54,341,320)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,018,107
Net Assets		$ 72,960,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,717,366 ÷ 613,902 shares)	$ 12.57

Maximum offering price per share (100/94.25 of $12.57)	$ 13.34
Class T: Net Asset Value and redemption price per share ($4,049,191 ÷ 324,014 shares)	$ 12.50

Maximum offering price per share (100/96.50 of $12.50)	$ 12.95
Class B: Net Asset Value and offering price per share ($778,301 ÷ 62,965 shares)A	$ 12.36

Class C: Net Asset Value and offering price per share ($2,759,924 ÷ 223,067 shares)A	$ 12.37

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($56,930,471 ÷ 4,510,011 shares)	$ 12.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($725,620 ÷ 57,505 shares)	$ 12.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 677,215
Income from Fidelity Central Funds		7,393
Total income		684,608

Expenses
Management fee	$ 211,356
Transfer agent fees	59,530
Distribution and service plan fees	38,585
Accounting and security lending fees	15,075
Custodian fees and expenses	9,147
Independent trustees' compensation	231
Registration fees	60,350
Audit	22,642
Legal	157
Miscellaneous	381
Total expenses before reductions	417,454
Expense reductions	(10,279)	407,175
Net investment income (loss)		277,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,365,761
Foreign currency transactions	7,725
Total net realized gain (loss)		3,373,486
Change in net unrealized appreciation (depreciation) on: Investment securities	1,395,068
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		1,395,074
Net gain (loss)		4,768,560
Net increase (decrease) in net assets resulting from operations		$ 5,045,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 277,433	$ 138,254
Net realized gain (loss)	3,373,486	10,751,577
Change in net unrealized appreciation (depreciation)	1,395,074	(7,879,032)
Net increase (decrease) in net assets resulting from operations	5,045,993	3,010,799
Distributions to shareholders from net investment income	(292,013)	(214,245)
Share transactions - net increase (decrease)	(10,784,982)	(13,350,226)
Total increase (decrease) in net assets	(6,031,002)	(10,553,672)

Net Assets
Beginning of period	78,991,875	89,545,547
End of period (including distributions in excess of net investment income of $14,580 and $0, respectively)	$ 72,960,873	$ 78,991,875

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.49	$ 10.10	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.03	- L	.01 H	.02
Net realized and unrealized gain (loss)	.77	.32	1.46	1.54
Total from investment operations	.80	.32	1.47	1.56
Distributions from net investment income	(.04)	-	(.08)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	(.04)	-	(.08)M	-
Net asset value, end of period	$ 12.57	$ 11.81	$ 11.49	$ 10.10
Total Return B,C,D	6.81%	2.79%	14.61%	18.27%
Ratios to Average Net Assets F,J
Expenses before reductions	1.28% A	1.21%	1.22%	1.29% A
Expenses net of fee waivers, if any	1.25% A	1.21%	1.22%	1.25% A
Expenses net of all reductions	1.23% A	1.20%	1.21%	1.23% A
Net investment income (loss)	.57% A	(.02)%	.11% H	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,717	$ 8,679	$ 9,138	$ 9,218
Portfolio turnover rate G	255% A	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.08 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.46	$ 10.08	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.02	(.04)	(.02) H	- L
Net realized and unrealized gain (loss)	.77	.33	1.46	1.54
Total from investment operations	.79	.29	1.44	1.54
Distributions from net investment income	(.04)	-	(.06)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	(.04)	-	(.06) M	-
Net asset value, end of period	$ 12.50	$ 11.75	$ 11.46	$ 10.08
Total Return B,C,D	6.71%	2.53%	14.33%	18.03%
Ratios to Average Net Assets F,J
Expenses before reductions	1.58% A	1.51%	1.52%	1.58% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.48% A	1.48%	1.49%	1.48% A
Net investment income (loss)	.32% A	(.31)%	(.17)% H	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,049	$ 4,268	$ 4,629	$ 4,639
Portfolio turnover rate G	255% A	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.41	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.07) H	(.02)
Net realized and unrealized gain (loss)	.76	.33	1.44	1.54
Total from investment operations	.75	.23	1.37	1.52
Distributions from net investment income	(.03)	-	(.02)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	(.03)	-	(.02) L	-
Net asset value, end of period	$ 12.36	$ 11.64	$ 11.41	$ 10.06
Total Return B,C,D	6.44%	2.02%	13.66%	17.80%
Ratios to Average Net Assets F,J
Expenses before reductions	2.08% A	2.02%	2.02%	2.05% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00% A
Expenses net of all reductions	1.98% A	1.98%	1.99%	1.98% A
Net investment income (loss)	(.17)% A	(.81)%	(.67)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 778	$ 776	$ 1,097	$ 1,717
Portfolio turnover rate G	255% A	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 11.42	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.07) H	(.02)
Net realized and unrealized gain (loss)	.75	.34	1.45	1.54
Total from investment operations	.74	.24	1.38	1.52
Distributions from net investment income	(.03)	-	(.02)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	(.03)	-	(.02) L	-
Net asset value, end of period	$ 12.37	$ 11.66	$ 11.42	$ 10.06
Total Return B,C,D	6.34%	2.10%	13.73%	17.80%
Ratios to Average Net Assets F,J
Expenses before reductions	2.04% A	1.96%	1.97%	2.02% A
Expenses net of fee waivers, if any	2.00% A	1.96%	1.97%	2.00% A
Expenses net of all reductions	1.98% A	1.94%	1.96%	1.98% A
Net investment income (loss)	(.17)% A	(.77)%	(.64)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,760	$ 2,922	$ 4,530	$ 5,156
Portfolio turnover rate G	255% A	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.82)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax Managed Stock

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.53	$ 10.12	$ 9.93	$ 16.66	$ 13.77
Income from Investment Operations
Net investment income (loss) D	.05	.03	.05 G	.10	.09	.09
Net realized and unrealized gain (loss)	.77	.33	1.47	.17	(6.76)	2.85
Total from investment operations	.82	.36	1.52	.27	(6.67)	2.94
Distributions from net investment income	(.05)	(.04)	(.10)	(.09)	(.08)	(.06)
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	(.05)	(.04)	(.11)	(.09)	(.08)	(.06)
Redemption fees added to paid in capital D	-	-	-	.01 J	.02	.01
Net asset value, end of period	$ 12.62	$ 11.85	$ 11.53	$ 10.12	$ 9.93	$ 16.66
Total Return B,C	6.93%	3.08%	15.05%	2.92%	(40.12)%	21.51%
Ratios to Average Net Assets E,H
Expenses before reductions	.99% A	.92%	.91%	1.00%	.84%	.84%
Expenses net of fee waivers, if any	.99% A	.92%	.88%	.93%	.84%	.84%
Expenses net of all reductions	.97% A	.90%	.87%	.91%	.84%	.84%
Net investment income (loss)	.84% A	.28%	.45% G	1.12%	.62%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,930	$ 61,682	$ 69,305	$ 76,112	$ 128,138	$ 98,393
Portfolio turnover rate F	255% A	335%	231%	249% I	224%	131%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J The redemption fee was eliminated during the year ended October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.52	$ 10.11	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.05	.03	.04 G	.03
Net realized and unrealized gain (loss)	.77	.33	1.47	1.54
Total from investment operations	.82	.36	1.51	1.57
Distributions from net investment income	(.05)	(.03)	(.09)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	(.05)	(.03)	(.10)	-
Net asset value, end of period	$ 12.62	$ 11.85	$ 11.52	$ 10.11
Total Return B,C	6.92%	3.12%	14.98%	18.38%
Ratios to Average Net Assets E,I
Expenses before reductions	1.00% A	.93%	.94%	1.04% A
Expenses net of fee waivers, if any	1.00% A	.93%	.94%	1.00% A
Expenses net of all reductions	.98% A	.92%	.93%	.98% A
Net investment income (loss)	.83% A	.26%	.39% G	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 726	$ 664	$ 847	$ 862
Portfolio turnover rate F	255% A	335%	231%	249% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

H For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class C, Tax Managed Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,253,933
Gross unrealized depreciation	(2,008,281)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,245,652

Tax cost	$ 72,141,043

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (27,005,145)
2017	(29,869,821)
Total capital loss carryforward	$ (56,874,966)

Included in the $56,874,966 of the Fund's capital loss carryforwards are $5,492,025 of capital loss carryforwards that were acquired from the Fidelity Advisor Tax Managed Stock Fund when it merged into the Fund on April 24, 2009, all of which will expire in fiscal 2016.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $93,072,724 and $98,775,476, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the and Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,235	$ 96
Class T	.25%	.25%	10,386	104
Class B	.75%	.25%	3,844	2,891
Class C	.75%	.25%	14,120	2,054
			$ 38,585	$ 5,145

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 332
Class T	90
Class B*	128
Class C*	563
$ 1,113

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,602.19
Class T	4,887.24
Class B	907.24
Class C	2,819.20
Tax Managed Stock	42,758.14
Institutional Class	557.16
	$ 59,530

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,707 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $115 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,656. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 1,164
Class T	1.50%	1,628
Class B	2.00%	311
Class C	2.00%	621
Institutional Class	1.00%	18
		$ 3,742

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,537 for the period

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 29,441	$ -
Class T	12,498	-
Class B	1,767	-
Class C	6,690	-
Tax Managed Stock	239,058	212,037
Institutional Class	2,559	2,208
Total	$ 292,013	$ 214,245

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	6,046	122,632	$ 72,901	$ 1,558,908
Reinvestment of distributions	1,646	-	19,038	-
Shares redeemed	(128,535)	(183,352)	(1,561,382)	(2,255,217)
Net increase (decrease)	(120,843)	(60,720)	$ (1,469,443)	$ (696,309)
Class T
Shares sold	3,321	11,116	$ 39,538	$ 138,902
Reinvestment of distributions	979	-	11,266	-
Shares redeemed	(43,512)	(51,735)	(531,052)	(645,499)
Net increase (decrease)	(39,212)	(40,619)	$ (480,248)	$ (506,597)
Class B
Shares sold	28	695	$ 311	$ 9,198
Reinvestment of distributions	135	-	1,540	-
Shares redeemed	(3,822)	(30,148)	(44,998)	(369,627)
Net increase (decrease)	(3,659)	(29,453)	$ (43,147)	$ (360,429)
Class C
Shares sold	7,119	25,074	$ 83,775	$ 323,817
Reinvestment of distributions	496	-	5,657	-
Shares redeemed	(35,216)	(170,995)	(412,139)	(2,144,601)
Net increase (decrease)	(27,601)	(145,921)	$ (322,707)	$ (1,820,784)
Tax Managed Stock
Shares sold	111,617	665,556	$ 1,373,267	$ 8,690,686
Reinvestment of distributions	17,267	14,742	200,413	179,994
Shares redeemed	(823,270)	(1,488,597)	(10,058,561)	(18,621,586)
Net increase (decrease)	(694,386)	(808,299)	$ (8,484,881)	$ (9,750,906)
Institutional Class
Shares sold	4,550	3,895	$ 52,854	$ 51,713
Reinvestment of distributions	152	-	1,761	1,345
Shares redeemed	(3,272)	(21,491)	(39,171)	(268,259)
Net increase (decrease)	1,430	(17,596)	$ 15,444	$ (215,201)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ATMGI-USAN-0612
1.889779.103

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Beacon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 22, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 22, 2012